1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Accounts Receivable - Trade and Harmonized Sales Tax: Schedule of Accounts, Notes, Loans and Financing Receivable (Tables)
12 Months Ended
Mar. 31, 2017
Tables/Schedules
Schedule of Accounts, Notes, Loans and Financing Receivable
	March 31, 2017	March 31, 2016
Accounts receivable trade	$ 865,018	$ 738,554
Accounts receivable - Harmonized sales tax	202,107	-
Allowance for doubtful accounts	(47,035)	(77,917)
	1,020,091	660,637